Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Statement of Cash Flows [Abstract]
Dividends declared	$ 0.9	$ 1.1